Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000105241
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class A
Trading Symbol	EVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.59%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.59%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,201,696
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 95,218
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,201,696 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$95,218 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	6.8%
Open End Funds	73.5%
Purchased Options	19.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000105242
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class C
Trading Symbol	EVOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.34%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.34%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,201,696
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 95,218
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,201,696 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$95,218 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	6.8%
Open End Funds	73.5%
Purchased Options	19.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000105243
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class I
Trading Symbol	EVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.34%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,201,696
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 95,218
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,201,696 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$95,218 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	6.8%
Open End Funds	73.5%
Purchased Options	19.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.